Income Taxes - Components of provision for (benefit from) income taxes (Details 2) (10-K) - USD ($)	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Current:
Federal												$ 0	$ 0
State												0	0
Deferred:
Federal												0	0
State												0	0
Provision for (benefit from) income taxes	$ 8,000,000	$ (148,000,000)	$ 2,000,000	$ (8,000,000)	$ 7,000,000	$ (13,000,000)	$ 235,000,000	$ 44,000,000	$ 31,000,000	$ 111,000,000	$ 1,000,000	0	0	$ (16,000,000)
OneMain Holdings Inc [Member]
Current:
Federal												59,000,000	257,000,000	96,000,000
Foreign												1,000,000		1,000,000
State												5,000,000	20,000,000	6,000,000
Total current												65,000,000	277,000,000	103,000,000
Deferred:
Federal												(180,000,000)	19,000,000	(107,000,000)
Foreign														1,000,000
State												(32,000,000)	1,000,000	(13,000,000)
Deferred income tax charge (benefit)										(99,000,000)	(10,000,000)	(212,000,000)	20,000,000	(119,000,000)
Provision for (benefit from) income taxes	$ 8,000,000		$ 1,000,000							$ 111,000,000	$ 1,000,000	$ (147,000,000)	$ 297,000,000	$ (16,000,000)